UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10503

Name of Fund:  BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York —94.6%
Corporate — 0.9%
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/18	$500	$512,845
County/City/Special District/School District — 36.0%
City of New York New York, GO, Refunding, Series A, 5.00%, 8/01/18	500	516,725
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/18 (a)	5,000	5,104,200
Sub-Series H-2, 5.00%, 6/01/20	3,470	3,821,303
City of New York New York Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,416,296
City of Rochester New York, GO, Refunding, Series I, 4.00%, 8/15/18	2,000	2,053,580
County of Erie New York Industrial Development Agency, GO:
Series A, 5.00%, 9/15/18	350	363,471
Series B, 5.00%, 6/01/18	1,000	1,027,130
Haverstraw-Stony Point Central School District, GO, Refunding, 4.00%, 10/15/18	1,000	1,031,330
New York State Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 8/15/19	1,500	1,611,690
School Districts Financing Program, Series C, 4.00%, 10/01/18	535	551,510
New York State Dormitory Authority, Refunding RB, 3rd General Resolution, State University Educational Facilities, 4.00%, 5/15/18	1,000	1,019,140

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Owego Apalachin Central School District, GO, Refunding, (AGM), 4.00%, 6/15/18	$1,015	$1,034,762

		19,551,137
Education — 12.1%
City of New York New York Transitional Finance Authority, Refunding RB, Subordinate, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,178,200
County of Tompkins New York Development Corp., Refunding RB, Ithaca College, 4.00%, 7/01/18	500	510,720
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series ALRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/20 (b)	250	276,605
New York State Dormitory Authority, RB, Pratt Institute, Series C (AGC), 5.00%, 7/01/19 (a)	600	641,874
New York State Dormitory Authority, Refunding RB:
Mental Health Service, 5.00%, 8/15/18 (a)	5	5,181
Pratt Institute, Series A, 4.00%, 7/01/18	310	316,575
Series A, 3.00%, 7/01/18	1,300	1,319,019
Teachers College, Series A, 5.00%, 7/01/18	250	257,505
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A (a):
5.00%, 6/01/18	600	616,476
5.00%, 6/01/19	400	426,392

		6,548,547
Health — 9.4%
Nassau Health Care Corp., Refunding RB, Sub-Series B-1 (TD Bank NA LOC), 0.89%, 8/01/29 (c)	1,600	1,600,000
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home, 2.50%, 7/01/18	1,890	1,902,852

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
New York State Dormitory Authority, Refunding RB (continued):
North Shore Long Island Jewish, Series A, 5.00%, 5/01/18 (a)	$615	$629,834
North Shore Long Island Jewish, Series A, 4.00%, 5/01/19 (a)	250	261,548
North Shore Long Island Jewish, Series A, 5.00%, 5/01/19 (a)	650	690,982

		5,085,216
Housing — 2.4%
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/18 (b)	500	524,705
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	791,798

		1,316,503
State — 8.0%
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	1,500	1,528,365
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	560,351
State of New York, GO, Series E, 5.00%, 12/15/20	2,000	2,252,400

		4,341,116
Tobacco — 1.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.00%, 6/01/18	350	355,320
TSASC, Inc., Refunding RB, Series A, 3.00%, 6/01/18	500	505,430
		860,750
Transportation — 17.6%
Metropolitan Transportation Authority, Refunding RB:
Series C, 5.00%, 11/15/18	1,965	2,054,211
Series F, 4.00%, 11/15/18	300	310,263
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 9/15/18 (b)	1,750	1,819,055

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/18	$900	$941,040
193rd Series, 4.00%, 10/15/18	1,000	1,030,420
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	300	326,334
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series B, 4.00%, 11/15/18	3,000	3,102,990

		9,584,313
Utilities — 6.6%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,057,590
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series FFResolution, Fiscal 2012, Series FF, 5.00%, 6/15/20	2,000	2,207,440
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, Water System, Series 2012, 4.00%, 4/01/18	300	304,572

		3,569,602
Total Municipal Bonds in New York		51,370,029
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	140	149,644
Total Long-Term Investments (Cost — $50,782,031) — 94.9%		51,519,673

2	BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

Short-Term Securities	Par (000)	Value
Municipal Bonds
Transportation — 2.9%
Metropolitan Washington Airports Authority:
0.90%, 11/20/17	$700	$700,000
0.91%, 12/21/17	850	850,000
Total Municipal Bonds - 2.9%		1,550,000

Money Market Fund — 1.2%	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74% (d)(e)	668,372	$668,572
Total Short-Term Securities (Cost — $2,218,444) — 4.1%		2,218,572
Total Investments (Cost — $53,000,475) — 99.0%		53,738,245
Other Assets Less Liabilities — 1.0%		565,607

Net Assets — 100.0%		$54,303,852

Notes to Schedule of Investments

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.

(d)	Annualized 7-day yield as of period end.

(e)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	703,225	(34,853)	668,372	$668,572	$3,520	$254	$128

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
GO	General Obligation Bonds
LOC	Letter of Credit
LRB	Lease Revenue Bonds
RB	Revenue Bonds

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi- annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$51,519,673	—	$51,519,673
Short-Term Securities:
Municipal Bonds	—	1,550,000	—	1,550,000
Money Market Fund	$668,572	—	—	668,572
Total	$668,572	$53,069,673	—	$53,738,245

[1]	See above Schedule of Investments for values in each sector.

During the period ended September 30, 2017, there were no transfers between levels.

4	BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 20, 2017